Cash and cash equivalents	12 Months Ended
Apr. 30, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents	9. Cash and cash equivalents
	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD

Cash at banks	1,868,461	759,891	582,113